Income taxes (Tables)	12 Months Ended
Dec. 31, 2011
Components of Income Taxes	The components of income taxes were as follows:

	2009	2010	2011
Current taxes	$24,793	$14,739	$19,974
Deferred taxes charge	3,971	2,892	2,673

Total income taxes expenses	$28,764	$17,631	$22,647

Components of Deferred Tax Assets and Liabilitie

Components of deferred tax assets and liabilities were as follows:

	December 31,
	2010	2011
Deferred tax assets are analyzed as:
Accrued compensation	$896	$698
Accrued intercompany loan interest	5,074	—
Acquired intangible assets	4,486	4,861
Bad debt provision	1,025	1,044
Depreciation of property, plant and equipment	430	342
Government subsidies	197	714
Inventory write-down	380	(397)
Sales incentive and warranty accruals	1,124	1,705
Tax loss	17,872	31,335
Others	129	126
Valuation allowance	(29,132)	(36,945)

	$2,481	$3,483

Deferred tax liabilities are analyzed as:
Acquired intangible assets	$(8,268)	$(12,925)

Total	$(5,787)	$(9,442)

Analysis of Deferred Tax Assets and Liabilities

The valuation allowance is recorded in relation to a loss-making subsidiary.

	December 31,
	2010	2011
Deferred tax assets are analyzed as:
Current	$2,481	$3,483

Deferred tax liabilities are analyzed as:
Non-current	(8,268)	(12,925)

Total	$(5,787)	$(9,442)

Movements in Valuation Allowance

Movements in valuation allowance were as follows:

	2009	2010	2011
Balance at beginning of year	$4,702	$14,674	$29,132
Current period addition	9,972	14,458	7,813

Balance at end of year	$14,674	$29,132	$36,945

Reconciliation of Income Tax Expense to Amount Computed by Applying Current Tax Rate to Income Before Income Taxes in Consolidated Statements of Operations

Reconciliation of income tax expense to the amount computed by applying the current tax rate to the income before income taxes in the consolidated statements of operations is as follows:

	2009	2010	2011
Income before income taxes	$167,952	$173,097	$189,572
PRC enterprise income tax rate	15%	15%	15%
Income tax at PRC enterprise income tax rate on income before income taxes	25,193	25,140	32,196
Effect of net income for which no income tax benefit/expense is receivable/payable	5,650	(514)	1,252
Effect of foreign income tax rate	(6,784)	(12,823)	(10,392)
Change in PRC income tax rate	(48)	(832)	(124)
Employee share-based compensation	1,650	1,466	1,909
Non-taxable VAT refund	(3,711)	(2,650)	(3,303)
Additional deduction on R&D expenses	(3,158)	(3,720)	(5,109)
Over provision of income tax expense in prior years	—	(2,162)	(1,595)
Valuation allowance	9,972	13,726	7,813

Total income taxes expense	$28,764	$17,631	$22,647

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2010	2011
Unrecognized tax benefits beginning balance	$1,335	$1,742
Gross decrease — tax positions in prior year	(446)	(417)
Gross increase — current period tax positions	853	2,326

Unrecognized tax benefits ending balance	$1,742	$3,651